Risk management - Schedule of Financial Instruments Outstanding (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($) Mcf bbl
Disclosure of detailed information about financial instruments [line items]
Financial Assets, at fair value | $	$ 6.2
February 2023 - March 2023 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	14,976
Financial instruments, remaining term, description	February 2023 - March 2023
Financial instruments swap price	6.18
Financial Assets, at fair value | $	$ 1.4
April 2023 - October 2023 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	27,487
Financial instruments, remaining term, description	April 2023 - October 2023
Financial instruments swap price	4.07
Financial Assets, at fair value | $	$ 4.8
Natural Gas Swaps [member] | November 2023 - March 2024 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	16,587
Financial instruments, remaining term, description	November 2023 - March 2024
Financial instruments swap price	3.57
Natural Gas Swaps [member] | March 2023 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	16,587
Financial instruments, remaining term, description	March 2023
Financial instruments swap price	3.13
Natural Gas Swaps [member] | April 2023 - October 2023 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | bbl	19,904
Financial instruments, remaining term, description	April 2023 - October 2023
Financial instruments swap price	2.85